Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about borrowings [abstract]
Schedule of Non-Current and Current Borrowings
The following table provides a breakdown for non-current and current borrowings.

(€ thousands)	Committed loans	Other borrowings	Total borrowings
At December 31, 2025	246,189	—	246,189
Repayments	(72,762)	(45,000)	(117,762)
Proceeds	49,881	45,434	95,315
Other	1,055	—	1,055
At June 30, 2026	224,363	434	224,797
of which:
Non-current	127,710	434	128,144
Current	96,653	—	96,653

Schedule of Financial Liabilities by Maturity Grouping
The following table summarizes the Group’s financial liabilities at June 30, 2026 into relevant maturity groupings based on their contractual maturities (contractual undiscounted cash flows, including interest).

	Contractual cash flows at June 30, 2026					Carrying amount at June 30, 2026
(€ thousands)	Within 1 year	Between 1 and 2 years	Between 2 and 3 years	Beyond 3 years	Total contractual cash flows
Derivative financial instruments	18,610	—	—	831	19,441	19,441
Trade payables and customer advances	317,060	—	—	—	317,060	317,060
Borrowings	103,452	32,810	74,017	28,115	238,394	224,797
Lease liabilities	180,062	160,095	139,205	634,641	1,114,003	927,195
Other non-current financial liabilities	—	—	59,183	50,505	109,688	109,688
Total	619,184	192,905	272,405	714,092	1,798,586	1,598,181